Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity information [Abstract]
Entity Registrant Name	Fiat Chrysler Automobiles N.V.
Entity Central Index Key	0001605484
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,567,519,274